Pensions and Other Post-retirement Benefit Plans - Weighted-Average Actuarial Assumptions used to Determine Benefit Obligations (Detail) - Japan Pension Benefits [Member]	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.40%	1.30%	1.60%
Rate of compensation increase	0.80%	0.90%	1.00%